Financial Instruments at Fair Value Through Profit or Loss (FVTPL) - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 10,187,492	$ 324,753	$ 10,832,042
Current	7,754,182	247,185	8,390,606
Non-current	2,433,310	77,568	2,441,436
Total	10,187,492	324,753	10,832,042
Financial liabilities held for trading	1,395,368	44,481	832,869
Current	966,484	30,809	324,278
Non-current	428,884	13,672	508,591
Total	1,395,368	44,481	832,869
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading	825,420	26,312	243,752
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,412,108	108,770	4,282,512
Financial liabilities held for trading	736,231	23,469	179,967
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	248,813	7,932	258,362
Financial liabilities held for trading	75,438	2,405	63,785
Contingent considerations [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading	569,948	18,169	589,117
Quoted shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	2,277,680	72,607	2,898,751
Private-placement funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,435,095	45,747	1,503,382
Unquoted shares [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	822,065	26,205	863,484
Open-end mutual funds [member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	971,952	30,983	590,346
Equity-linked structured products[member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	497,899	15,872	0
Convertible notes [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	345,730	11,021	360,635
Others [Member] | Non-derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	161,150	5,138	0
Others [Member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	15,000	478	74,570
Accumulator contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities held for trading	$ 13,751	$ 438	$ 0